Divestitures (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from sale of a business		$ (392,000,000)	$ 0
Proceeds from divestiture of business		818,000,000	0
Due from affiliates					$ 425,000,000
The Hertz Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from sale of a business		(392,000,000)	0
Proceeds from divestiture of business		818,000,000	$ 0
Due from affiliates		65,000,000		$ 65,000,000
Donlen Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of business	$ 891,000,000
Net book value assets sold	543,000,000
Donlen Corporation | Prepaid expenses and other assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Due from affiliates	$ 45,000,000
Other income (expense), net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Marketable securities		74,000,000		$ 74,000,000
Non-vehicle Capital Assets | Other income (expense), net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of productive assets		$ 20,000,000